Intangible assets and goodwill - Goodwill and intangible assets with indefinite useful Life (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Disclosure of geographic region
Goodwill	€ 11,834,584,000	€ 12,103,921,000
Intangible assets other than goodwill	€ 682,208,000	€ 683,058,000